CONCENTRATION OF RISK (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Supplier A [Member] USD ($)	Dec. 31, 2013 Supplier A [Member] CNY	Dec. 31, 2012 Supplier A [Member] CNY	Dec. 31, 2011 Supplier A [Member] CNY	Dec. 31, 2013 Supplier B [Member] USD ($)	Dec. 31, 2013 Supplier B [Member] CNY	Dec. 31, 2012 Supplier B [Member] CNY	Dec. 31, 2011 Supplier B [Member] CNY
Concentration Risk [Line Items]
Concentration Risk, Percentage					13.00%	13.00%	16.00%	29.00%	10.00%	10.00%	9.00%	7.00%
Revenues	$ 88,142	533,585	20,414	14,149	$ 82,716	500,736	785,933	1,039,896	$ 64,919	393,001	472,548	225,478